BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Total borrowings
2024	$796
2025	135
2026	114
2027	1,363
2028	279
Thereafter	6,374
Total - principal repayments	$9,061
Deferred financing costs and other accounting adjustments	(238)
Total - December 31, 2023	$8,823
Total - December 31, 2022	$12,913
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the company as at December 31, 2023 and 2022:

	Weighted average rate (%)		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2023	2022	2023	2022	2023	2022
Total	10.1%	8.7%	6.5	5.1	$8,823	$12,913
The company enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 28 and Note 29 for additional information on the company’s interest rate derivatives and financial risk management. As at December 31, 2023, the weighted average interest rate of the company’s total non-recourse borrowings including the effect of interest rate derivatives was 9.0%.
The following table summarizes the non-recourse borrowings in subsidiaries of the company by currency as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	2023	Local currency		2022	Local currency
U.S. dollars	$5,705		$5,705	$10,244		$10,244
Brazilian reais	2,264	R$	10,958	1,692	R$	8,826
Australian dollars	854	A$	1,254	949	A$	1,393
Other	—			28
Total	$8,823			$12,913